   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

   ASSET-BACKED SECURITIES

   Commission File Number of issuing entity:  333-207677-04

   Central Index Key Number of Issuing entity:  0001693737

   GS Mortgage Securities Trust 2017-GS5

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207677

   Central Index Key Number of depositor:  0001004158

   GS Mortgage Securities Corporation II

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541502

   Goldman Sachs Mortgage Company

   (Exact name of Sponsor as specified in its charter)

   Leah Nivison  (212) 902-1000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   GS Mortgage Securities Corporation II

   (Depositor)

   /s/   Leah Nivison

   Leah Nivison, CEO

   Dated :  April 25, 2017

   EXHIBIT INDEX

   Exhibit Number             Description

   EX 102                  Asset Data File

   EX 103                  Asset Related Document